BUSINESS COMBINATION (Details 5) - Grupo Estrela [Member] R$ in Thousands	Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Total acquisition price	R$ 752,494
Fair value of net assets	155,691
Goodwill (1)	R$ 596,803